Segregated Funds - Investments for Account of Segregated Fund Holders (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Equity securities	$ 4,787	$ 4,634
Debt securities	81,606	74,443
Cash, cash equivalents and short-term securities	9,575	9,506
Investment properties	7,306	7,157
Other assets	5,216	4,498
Total assets	297,202	271,827
Less: Liabilities arising from investing activities	272,694	247,257
Total investments for account of segregated fund holders	116,973	103,062
Investments for account of segregated fund holders
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Segregated and mutual fund units	102,071	89,049
Equity securities	10,565	9,771
Debt securities	3,825	3,448
Cash, cash equivalents and short-term securities	589	711
Investment properties	403	400
Mortgages	21	23
Other assets	146	156
Total assets	117,620	103,558
Investment for account of segregated fund holders, liabilities arising from investing activities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Less: Liabilities arising from investing activities	$ 647	$ 496